J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, NY 10017

April 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”)

on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)

File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, we hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement with respect to the Fund. If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary